AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

SCHEDULE OF INVESTMENTS

June 30, 2021

(unaudited)

Principal Amount	General Obligation Bonds (4.6%)	Ratings Moody's, S&P and Fitch	Value	(a)

	Bowling Green, Kentucky
$ 1,605,000	2.000%, 09/01/44 Series 2021A	Aa1/NR/NR	$ 1,591,149

	Lexington-Fayette Urban County, Kentucky
3,600,000	4.000%, 09/01/29	Aa2/AA/NR	3,997,836

	Newport, Kentucky
620,000	2.000%, 02/01/38 Series 2021 AGMC Insured	NR/AA/NR	615,958

	Rowan County, Kentucky
835,000	4.000%, 06/01/30 AGMC Insured	A1/AA/NR	961,461
865,000	4.000%, 06/01/31 AGMC Insured	A1/AA/NR	993,219

	Warren County, Kentucky
695,000	1.750%, 12/01/35 Series 2020	Aa1/NR/NR	680,912

	Total General Obligation Bonds		8,840,535

	Revenue Bonds (83.5%)

	State Agency (25.2%)

	Kentucky Asset & Liability Commission Federal Highway Notes
2,000,000	5.250%, 09/01/25 Series A	A2/AA/A+	2,210,360
2,000,000	5.000%, 09/01/26 Series A	A2/AA/A+	2,280,880
1,000,000	5.000%, 09/01/27 Series A	A2/AA/A+	1,178,650

	Kentucky Rural Water Finance Corp.
200,000	4.375%, 08/01/22 NPFG Insured	Baa2/A+/NR	200,548
240,000	4.500%, 08/01/23 NPFG Insured	Baa2/A+/NR	240,662
255,000	4.500%, 08/01/24 NPFG Insured	Baa2/A+/NR	255,689
290,000	4.500%, 08/01/27 NPFG Insured	Baa2/A+/NR	290,716
245,000	4.600%, 08/01/28 NPFG Insured	Baa2/A+/NR	245,610
315,000	4.625%, 08/01/29 NPFG Insured	Baa2/A+/NR	315,772
310,000	4.000%, 02/01/28 Series 2012C	NR/A+/NR	310,738
240,000	4.000%, 02/01/29 Series 2012C	NR/A+/NR	240,571
435,000	4.000%, 02/01/26 Series 2012F	NR/A+/NR	444,092
450,000	4.000%, 02/01/27 Series 2012F	NR/A+/NR	459,365
465,000	4.000%, 02/01/28 Series 2012F	NR/A+/NR	474,658
490,000	4.000%, 02/01/29 Series 2012F	NR/A+/NR	500,158
265,000	2.000%, 02/01/35 Series 2020I	NR/A+/NR	263,145
475,000	2.000%, 02/01/36 Series 2020I	NR/A+/NR	468,963
280,000	2.000%, 02/01/37 Series 2020I	NR/A+/NR	274,932

	Kentucky State Office Building COP
2,250,000	4.000%, 04/15/27	A1/NR/NR	2,625,660
1,640,000	5.000%, 06/15/34	A1/NR/NR	1,903,532

	Kentucky State Property and Buildings Commission
1,000,000	5.000%, 10/01/25	A1/A-/A+	1,105,660
625,000	4.000%, 04/01/26 Project 105	A2/A-/A+	662,769
655,000	4.000%, 04/01/27 Project 105	A2/A-/A+	694,045
1,500,000	5.000%, 10/01/29 Project 106	A1/A-/A+	1,658,490
770,000	5.000%, 08/01/23 Project 108	A1/A-/A+	844,713
3,000,000	5.000%, 08/01/33 Project 108	A1/A-/A+	3,509,610
5,000,000	5.000%, 08/01/32 Project 110	A1/A-/A+	5,851,700
2,040,000	5.000%, 11/01/27 Project 112	A1/A-/A+	2,491,697
1,425,000	5.000%, 11/01/28 Project 112	A1/A-/A+	1,737,417
2,500,000	5.000%, 02/01/31 Project 112	A1/A-/A+	2,968,925
1,400,000	4.000%, 10/01/30 Project 114	A1/A-/A+	1,606,444
1,000,000	5.000%, 04/01/23 Project 115	A1/A-/A+	1,084,060
1,000,000	5.000%, 04/01/29 Project 115	A1/A-/A+	1,223,500
2,000,000	5.000%, 05/01/30 Project 117	A1/NR/A+	2,439,600
500,000	5.000%, 05/01/36 Project 117	A1/NR/A+	604,745
1,490,000	5.000%, 05/01/24 Project 119	A1/A-/A+	1,681,748
1,015,000	5.000%, 05/01/25 Project 119	A1/A-/A+	1,185,297
1,000,000	5.000%, 02/01/28 Project 121	A1/NR/A+	1,253,860

	Total State Agency		47,788,981

	Airports (3.7%)

	Louisville, Kentucky Regional Airport Authority
2,070,000	5.000%, 07/01/23 AMT	NR/A/A+	2,258,411
2,325,000	5.000%, 07/01/26 AMT	NR/A/A+	2,618,229
1,895,000	5.000%, 07/01/27 Series A AMT	NR/A/A+	2,130,378

	Total Airports		7,007,018

	City (1.3%)

	River City Parking Authority of River City, Inc., Kentucky First Mortgage Refunding
780,000	2.000%, 12/01/33 Series 2021A	Aa3/AA-/NR	791,521
800,000	2.000%, 12/01/34 Series 2021A	Aa3/AA-/NR	806,824
810,000	2.000%, 12/01/35 Series 2021A	Aa3/AA-/NR	812,689

	Total City		2,411,034

	City & County (0.6%)

	Louisville & Jefferson County Visitors & Convention Commission (Kentucky International Convention Center Expansion Project)
1,000,000	3.125%, 06/01/41 Series 2016	Aa3/A/NR	1,024,920

	Excise Tax (1.0%)

	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corporation) Subordinate
1,585,000	5.000%, 09/01/27 Series 2018B	A3/NR/NR	1,961,501

	Healthcare (5.6%)

	City of Ashland, Kentucky, Medical Center (King's Daughter)
460,000	5.000%, 02/01/31 Series 2019	Baa2/BBB-/BBB-	575,745
450,000	5.000%, 02/01/32 Series 2019	Baa2/BBB-/BBB-	561,398

	Louisville & Jefferson County, Kentucky Metropolitan Government Health System, Norton Healthcare, Inc.
2,710,000	5.000%, 10/01/27 Series A	NR/A/A+	2,976,800
3,500,000	5.000%, 10/01/31 Series A	NR/A/A+	4,201,505

	Louisville & Jefferson County, Kentucky Metropolitan Government, Louisville Medical Center, Laundry Facility Project
695,000	4.250%, 05/01/23 Series 2012	NR/BBB+/NR	727,575

	Louisville & Jefferson County, Kentucky Metropolitan Government, Louisville Medical Center, Steam & Chilled Water Plant Project
915,000	4.250%, 05/01/22 Series 2012A	NR/BBB+/NR	941,855

	Warren County, Kentucky, Warren County Community Hospital Corp.
680,000	4.000%, 10/01/29	NR/A+/NR	703,705

	Total Healthcare		10,688,583

	Higher Education (12.8%)

	Boyle County, Kentucky Educational Facilities Refunding, Series 2017 (Centre College)
2,050,000	5.000%, 06/01/28	A3/A/NR	2,508,790
1,000,000	5.000%, 06/01/29	A3/A/NR	1,216,370

	Eastern Kentucky University General Receipts
1,250,000	4.000%, 10/01/27	A1/A-/NR	1,259,613
1,230,000	5.000%, 10/01/30 Series A	A1/NR/NR	1,514,659
870,000	4.500%, 04/01/32 Series A	A1/NR/NR	977,584

	Kentucky Bond Development Corp. Educational Facilities, City of Danville (Centre College)
305,000	4.000%, 06/01/34 Series 2021	A3/A/NR	370,758

	Kentucky Bond Development Corp. Educational Facilities Revenue Refunding, City of Stamping Ground (Transylvania University Project)
430,000	3.000%, 03/01/38 Series 2021A	NR/A-/NR	456,415

	Kentucky Bond Development Corp. Industrial Building Revenue, City of Stamping Ground (Transylvania University Project)
510,000	4.000%, 03/01/33 Series 2019B	NR/A-/NR	578,202
610,000	4.000%, 03/01/34 Series 2019B	NR/A-/NR	689,989

	Louisville & Jefferson County, Kentucky Metropolitan Government College Improvement (Bellarmine University Project)
2,270,000	5.000%, 05/01/33	Baa3/NR/NR	2,515,750

	Morehead State University, Kentucky General Receipts
1,000,000	5.000%, 04/01/29 Series A	A1/NR/NR	1,153,140
1,000,000	4.000%, 04/01/31 Series A	A1/NR/NR	1,110,880

	Murray State University Project, Kentucky General Receipts
1,850,000	4.500%, 03/01/30 Series A	A1/NR/NR	2,105,300

	Northern Kentucky University, Kentucky General Receipts
990,000	3.000%, 09/01/40 Series A AGMC Insured	A1/AA/NR	1,029,471

	University of Kentucky COP
1,000,000	4.000%, 05/01/39 2011 Series 2019A	Aa3/AA-/NR	1,163,370

	University of Kentucky, Kentucky General Receipts
2,715,000	3.000%, 04/01/39 Series A	Aa2/AA/NR	2,910,833

	University of Louisville, Kentucky General Receipts
1,235,000	3.000%, 09/01/32 Series 2021B BAMI Insured	A1/AA/NR	1,371,171
1,275,000	3.000%, 09/01/33 Series 2021B BAMI Insured	A1/AA/NR	1,406,274

	Total Higher Education		24,338,569

	Housing (0.6%)

	Kentucky Housing Multifamily Mortgage Revenue
1,085,000	5.000%, 06/01/35 AMT	NR/NR/NR*	1,087,539

	Local Public Property (5.6%)

	Jefferson County, Kentucky Capital Projects
1,950,000	4.375%, 06/01/24 AGMC Insured	A1/NR/AA+	1,956,533
1,640,000	4.375%, 06/01/28 AGMC Insured	A1/NR/AA+	1,645,166
1,070,000	4.375%, 06/01/27 Series A AGMC Insured	A1/NR/AA+	1,073,445

	Kentucky Association of Counties Finance Corp. Financing Program
515,000	4.000%, 02/01/25	NR/AA-/NR	526,052
30,000	4.250%, 02/01/24 Series A	NR/AA-/NR	30,096
350,000	4.000%, 02/01/22 Series B	NR/AA-/NR	357,301
345,000	5.000%, 02/01/24 Series B	NR/AA-/NR	384,409
365,000	5.000%, 02/01/25 Series B	NR/AA-/NR	421,433
385,000	5.000%, 02/01/26 Series B	NR/AA-/NR	458,693
1,210,000	3.000%, 02/01/38 Series E	NR/AA-/NR	1,310,079

	Kentucky Bond Corp. Financing Program
575,000	2.000%, 02/01/37 First Series A	NR/AA-/NR	565,340
590,000	2.000%, 02/01/38 First Series A	NR/AA-/NR	576,371
600,000	2.000%, 02/01/39 First Series A	NR/AA-/NR	581,940
730,000	3.000%, 02/01/41 Series F	NR/AA-/NR	779,837

	Total Local Public Property		10,666,695

	School Building (13.7%)

	Bullitt County, Kentucky School District Finance Corp.
970,000	1.875%, 12/01/36 Series 2020	A1/NR/NR	971,950

	Fayette County, Kentucky School District Finance Corp.
3,000,000	5.000%, 08/01/31	Aa3/AA-/NR	3,511,920
1,000,000	5.000%, 10/01/27 Series A	Aa3/AA-/NR	1,100,090

	Franklin County, Kentucky School District Finance Corp.
1,135,000	4.000%, 04/01/24 Second Series	A1/NR/NR	1,242,496

	Hopkins County, Kentucky School District Finance Corp.
1,500,000	2.000%, 02/01/39 Series 2021	A1/NR/NR	1,480,770

	Jefferson County, Kentucky School District Finance Corp.
805,000	5.000%, 04/01/28 Series A	Aa3/AA-/NR	931,071
1,075,000	4.500%, 04/01/32 Series A	Aa3/AA-/NR	1,222,372
4,000,000	4.000%, 07/01/26 Series B	Aa3/AA-/NR	4,273,800
1,655,000	4.000%, 11/01/29 Series C	Aa3/AA-/NR	1,786,854

	Lewis County, Kentucky School District Finance Corp.
1,600,000	2.000%, 02/01/39 Series 2021	A1/NR/NR	1,538,224

	Logan County, Kentucky School District Finance Corp., Energy Conservation Revenue Bonds
575,000	4.000%, 04/01/33 Series 2016	A1/NR/NR	647,358
615,000	4.000%, 04/01/34 Series 2016	A1/NR/NR	692,435

	Shelby County, Kentucky School District Finance Corp. School Building
3,200,000	4.000%, 02/01/28	A1/NR/NR	3,717,184
2,440,000	4.000%, 02/01/29	A1/NR/NR	2,831,962

	Total School Building		25,948,486

	Student Loan (2.2%)

	Kentucky Higher Education Student Loan
1,440,000	5.000%, 06/01/22 Senior Series A AMT	NR/AAA/A	1,500,912
400,000	5.000%, 06/01/24 Senior Series A AMT	NR/A/A	446,576
600,000	5.000%, 06/01/26 Senior Series A AMT	NR/A/A	703,158
75,000	3.000%, 06/01/29 Senior Series A AMT	NR/A/A	75,090
500,000	4.000%, 06/01/34 Senior Series A AMT	NR/A/A	533,280
750,000	5.000%, 06/01/28 Senior Series 2019A-1 AMT	NR/A/A	894,443

	Total Student Loan		4,153,459

	Turnpike/Highway (8.7%)

	Kentucky State Turnpike Authority
5,000,000	5.000%, 07/01/29 Series A	Aa3/A-/A+	5,235,400
4,030,000	5.000%, 07/01/30 Series A	Aa3/A-/A+	4,705,750
1,000,000	5.000%, 07/01/30 Series A	Aa3/A-/A+	1,047,080
1,715,000	5.000%, 07/01/31 Series B	Aa3/A-/NR	2,056,611
2,925,000	5.000%, 07/01/33 Series B	Aa3/A-/NR	3,508,070

	Total Turnpike/Highway		16,552,911

	Utilities (2.5%)

	Louisville & Jefferson County, Kentucky Metropolitan Sewer District
500,000	5.000%, 05/15/28 Series A	Aa3/AA/AA-	508,860
1,920,000	4.500%, 05/15/30 Series A	Aa3/AA/NR	2,174,765
1,000,000	2.250%, 05/15/44 Series A	Aa3/AA/NR	1,001,450

	Northern Kentucky Water District
1,000,000	5.000%, 02/01/26	Aa2/NR/NR	1,027,900

	Total Utilities		4,712,975

	Total Revenue Bonds		158,342,671

	Pre-Refunded\ Escrowed to Maturity Bonds (7.6%)††

	Airports (1.5%)

	Lexington-Fayette Urban County Airport Board, Kentucky
1,555,000	5.000%, 07/01/28 2012 Series A AMT	Aa2/AA/NR	1,628,847
400,000	5.000%, 07/01/29 2012 Series A AMT	Aa2/AA/NR	418,996
750,000	5.000%, 07/01/31 2012 Series A AMT	Aa2/AA/NR	785,618

	Total Airports		2,833,461

	City (0.6%)

	River City Parking Authority of River City, Inc., Kentucky First Mortgage
1,000,000	4.750%, 06/01/27 2013 Series B	Aa3/AA-/NR	1,087,270

	Healthcare (4.0%)

	Hardin County, Kentucky, Hardin Memorial Hospital
735,000	5.500%, 08/01/22 AGMC Insured ETM	A2/AA/NR	776,366
675,000	5.500%, 08/01/23 AGMC Insured ETM	A2/AA/NR	747,299
500,000	5.250%, 08/01/24 AGMC Insured	A2/AA/NR	550,965

	Warren County, Kentucky, Warren County Community Hospital Corp.
4,975,000	5.000%, 04/01/28	NR/A+/NR	5,390,363

	Total Healthcare		7,464,993

	Higher Education (0.5%)

	University of Louisville, Kentucky General Receipts
1,000,000	5.000%, 09/01/30 2011 Series A	Baa1/A+/NR	1,007,790

	School Building (1.0%)

	Campbell County, Kentucky School District Finance Corp.
340,000	3.500%, 08/01/22	A1/NR/NR	340,901

	Franklin County, Kentucky School District Finance Corp.
1,560,000	4.000%, 06/01/29	A1/NR/NR	1,613,804

	Total School Building		1,954,705

	Total Pre-Refunded\ Escrowed to Maturity Bonds		14,348,219

	Total Municipal Bonds (cost $171,519,051)		181,531,425

Shares	Short-Term Investment (3.1%)

5,905,365	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 0.01%** (cost $5,905,365)	Aaa-mf/AAAm/NR	5,905,365

	Total Investments (cost $177,424,416 - note b)	98.8%	187,436,790
	Other assets less liabilities	1.2	2,183,157
	Net Assets	100.0%	$ 189,619,947

Portfolio Distribution By Quality Rating	Percent of Investments†
Aaa of Moody's or AAA of S&P	0.8%
Pre-refunded bonds\ ETM bonds††	7.9
Aa of Moody's or AA of S&P or Fitch	38.9
A of Moody's or S&P or Fitch	48.9
Baa of Moody's or BBB of S&P or Fitch	2.9
Not Rated*	0.6
100.0%

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
AMT - Alternative Minimum Tax
BAMI - Build America Mutual Insurance
COP - Certificates of Participation
ETM - Escrowed to Maturity
NPFG - National Public Finance Guarantee
NR - Not Rated

*	Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

**	The rate is an annualized seven-day yield at period end.

†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

See accompanying notes to financial statements.

AQUILA CHURCHILL TAX-FREE FUND OF KENTUCKY

NOTES TO FINANCIAL STATEMENTS

June 30, 2021

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)	At June 30, 2021, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $177,424,416 amounted to of $10,012,374, which consisted of aggregate gross unrealized appreciation of $10,201,228 and aggregate gross unrealized depreciation of $188,854.

(c)	Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2021:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$5,905,365
Level 2 – Other Significant Observable Inputs- Municipal Bonds	181,531,425
Level 3 – Significant Unobservable Inputs	–
Total	$187,436,790
+ See schedule of investments for a detailed listing of securities.